Other Non-Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-Current Assets
9.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Prepayment to acquire a building (1)	404,725	404,725
Employee loans (2)	—	32,385
Rental deposits (3)	12,772	9,326
Others	1,203	1,203
Total	418,700	447,639

(1)

The amount represented the prepayment for a building (Building D) in Wuhan and the building remained under construction by the real estate developer as of December 31, 2019. RMB200,000 of the prepayment was made through a mortgage loan provided by a PRC bank in November 2018 (Note 12).

(2)

In 2019, the Group approved an employee benefit program under which eligible employees can apply for loans from the Group at prevailing interest rates. Upon maturity, the loans can be repaid by cash or the Company's ordinary shares held by those employees based on prevailing market price at the settlement date.

(3)	The amount represented office and enrollment centers’ rental deposits under the lease contracts, which are not refundable within one year.